     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 2000

                                                             FILE NO. 2-77048
                                                             FILE NO. 811-3451
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------


                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 41      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940       / /
                               AMENDMENT NO. 40               /X/

                            ------------------------

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    COPY TO:

                           Richard W. Grant, Esquire
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103
                            ------------------------

      Title of Securities Being Registered    Units of Beneficial Interest
                            ------------------------

    It is proposed that this filing become effective (check appropriate box)


    / /  immediately upon filing pursuant to paragraph (b) of Rule
         485
    / /  on [date] pursuant to Paragraph (b) of Rule 485
    / /  60 days after filing pursuant to Paragraph (a) of Rule 485
    /X/  on May 30, 2000 pursuant to Paragraph (a) of Rule 485
    If appropriate, check the following box:
    / /  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
\

                              SEI DAILY INCOME TRUST

                              CONSOLIDATEDCASH SHARES

                                    PROSPECTUS

                                   MAY 31, 2000

                               PRIME OBLIGATION FUND

                                     ADVISER:
                        WELLINGTON MANAGEMENT COMPANY, LLP

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
       SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED
      UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the ConsolidatedCash Shares of the Prime Obligation Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                                     PAGE
     PRINCIPLE INVESTMENT STRATEGIES AND RISKS.......................................XXX
     PERFORMANCE INFORMATION AND EXPENSES............................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.........................................XXX
     THE INVESTMENT ADVISER..........................................................XXX
     PURCHASING AND SELLING FUND SHARES..............................................XXX
     DIVIDENDS AND DISTRIBUTIONS.....................................................XXX
     TAXES...........................................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST.....................BACK COVER

RISK/RETURN INFORMATION

The Prime Obligation Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

     ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF
          $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                         Preserving principal and maintaining
                                        liquidity while providing current
                                        income

SHARE PRICE VOLATILITY                  Very low

PRINCIPAL INVESTMENT STRATEGY           The Fund is professionally managed to
                                        provide liquidity, diversification and
                                        a competitive yield by investing in high quality, short-term money market instruments

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.* Since Class A Shares are invested in the same portfolio of securities, returns for ConsolidatedCash Shares will be substantially similar to those of the Class A Shares shown here, and will differ only to the extent that each class has different expenses.

                         1990                      8.39%
                         1991                      6.25%
                         1992                      3.84%
                         1993                      3.11%
                         1994                      4.22%
                         1995                      5.99%
                         1996                      5.40%
                         1997                      5.57%
                         1998                      5.53%
                         1999                      X.XX%

                     BEST QUARTER              WORST QUARTER
                         X.XX%                     X.XX%
                       (X/X/XX)                  (X/X/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO MARCH 31, 2000, WAS X.XX%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1999.

                                                     1 YEAR           5 YEARS            10 YEARS         SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND - CLASS A SHARES               X.XX%             X.XX%               X.XX%               X.XX%*

*        The inception date for Class A Shares of the Fund is December 22, 1987.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                      CONSOLIDATEDCASH SHARES
----------------------------------------------------------------------------------
Investment Advisory Fees                                          0.02%
Distribution (12b-1) Fees                                          None
Other Expenses                                                    0.65%
                                                                  -----
Total Annual Fund Operating Expenses                              0.67% *

The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and/or Distributor may each discontinue all or part of their waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

        Prime Obligation Fund -- Consolidated Cash Shares      0.63%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR       3 YEARS       5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND - CONSOLIDATEDCASH SHARES                $68          $214          $373        $835

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information ("SAI"). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Fund. As of March 31, 2000, Wellington Management had approximately $___ billion in assets under management. For the fiscal year ended January 31, 2000, the Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.

Timothy E. Smith is the portfolio manager of the Fund. Mr. Smith has been an investment professional with Wellington Management since 1992.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund. The Fund offers ConsolidatedCash Shares only to financial institutions for its own or its customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase ConsolidatedCash Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share ("NAV") next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The Fund's NAV is calculated once each Business Day at 5:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.

The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

If you hold ConsolidatedCash Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its service. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. ("SIDCo.") is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's ConsolidatedCash Shares.

For ConsolidatedCash Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.18%.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                              SEI DAILY INCOME TRUST

INVESTMENT ADVISER

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2000, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Fund's Investment Company Act registration number is 811-3451.

                             SEI DAILY INCOME TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Adviser:

  Wellington Management Company, LLP

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Daily Income Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus dated March 31, 2000. The Prospectus may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
The Trust...................................................     S-2
Investment Objective and Policies...........................     S-2
Description of Permitted Investments and Risk Factors.......     S-2
Investment Limitations......................................     S-6
Description of Ratings......................................     S-7
The Administrator...........................................    S-11
The Adviser.................................................    S-12
Distribution and Shareholder Servicing......................    S-14
Trustees and Officers of the Trust..........................    S-14
Performance.................................................    S-17
Determination of Net Asset Value............................    S-20
Purchase and Redemption of Shares...........................    S-21
Taxes.......................................................    S-21
Portfolio Transactions......................................    S-22
Description of Shares.......................................    S-23
Limitation of Trustees' Liability...........................    S-23
Voting......................................................    S-24
Shareholder Liability.......................................    S-24
Control Persons and Principal Holders of Securities.........    S-24
Custodian...................................................    S-24
Experts.....................................................    S-24
Legal Counsel...............................................    S-24
Financial Statements........................................    S-24

March 31, 2000

SEI-F-045-10

                                   THE TRUST

    The Trust is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Each share of the Fund represents an equal proportionate interest in that Fund with each other share of that Fund. The Trust changed its name from SEI Cash+Plus Trust to its current name in April, 1994.

    This Statement of Additional Information relates to the Prime Obligation Fund (the "Fund,") and any different classes of the Funds.

                       INVESTMENT OBJECTIVE AND POLICIES

    PRIME OBLIGATION FUND--The Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions having total assets of $500 million or more as shown on their last published financial statements at the time of investment and that are insured by the Federal Deposit Insurance Corporation; (iii) corporate obligations with a remaining term of not more than 397 days of issuers that issue commercial paper of comparable priority and security meeting the above ratings or, if not rated, determined by the Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, in the highest municipal bond rating categories by at least two NRSROs, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) investments permitted for the Government II Fund (see below); and (vi) repurchase agreements involving any of the foregoing obligations.

    There can be no assurance that the Fund will achieve its investment objective.

                      DESCRIPTION OF PERMITTED INVESTMENTS

    ASSET-BACKED SECURITIES--The Fund may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANKERS' ACCEPTANCES--A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity.

    COMMERCIAL PAPER--The Fund may invest in commercial paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

    COMMERCIAL PAPER RATINGS: The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), Thomson BankWatch ("Thomson") and IBCA Limited and IBCA, Inc. (together, "IBCA").

    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment, but not as high as A-1.

    Moody's employs two designations, judged to be high grade commercial paper, to indicate the relative repayment capacity of rated issuers as follows:

           Prime-1    Superior Quality
           Prime-2    Strong Quality

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch and reflects an assurance of timely payment only slightly lower in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The rating TBW-1 is the highest commercial paper rating assigned by Thomson. Paper rated TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. The rating TBW-2 is the second-highest rating category assigned by Thomson. The relative degree of safety regarding timely repayment of principal and interest is strong. However, the relative degree of safety is not as high as for issues rated TBW-1.

    The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

    Securities held by the Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of the Fund's shares.

    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

    MUNICIPAL SECURITIES--The Fund may invest in Municipal Securities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. The Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any nationally recognized statistical rating organization ("NRSRO") are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL NOTE RATINGS: Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality and such securities have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing. Short-term Municipal Securities rated MIG-2 and VMIG-2 are of high quality and their margins of protection are ample, although not so large as in the preceding group.

    An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

    - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rate symbols are as follows:

    SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2. Satisfactory capacity to pay principal and interest.

    REPURCHASE AGREEMENTS--The Fund may invest in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price, which includes principal and interest. The Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. The Adviser will only enter into repurchase agreements with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement based on guidelines which are periodically reviewed by the Board of Trustees. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Fund will provide that the underlying security shall be fully collateralized at all times. This underlying security will be marked to market daily and the Adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Fund must take actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if that Fund is treated as an unsecured creditor. Repurchase Agreements are considered loans under the 1940 Act.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of the Fund which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if not more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

A Fund may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

 4. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of the net assets of the Fund taken at fair market value at the time of the incurrence of such loan.

 6. Invest in companies for the purpose of exercising control.

 7. Acquire more than 10% of the voting securities of any one issuer.

 8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

 9. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

 10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 11. Purchase securities of other investment companies; provided that the Fund may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, the Fund may not purchase securities of other open-end investment companies.

 12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations, except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or
    (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

15. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

16. Invest in interests in oil, gas or other mineral exploration or development programs.

17. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and this Statement of Additional Information.

    Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees. Rule 144A securities are securities that are traded in the institutional market pursuant to an exemption from registration. Rule 144A securities may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.

    Except with regard to the limitation on investing in illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholders' approval.

    In addition, it is a non-fundamental policy of the Fund not to invest in oil, gas or mineral leases.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by Moody's Investor's Service, Inc. ("Moody's"), Standard and Poor's Corporation ("S&P"), Duff and Phelps, Inc. ("Duff"), Fitch Investor's Services, Inc. ("Fitch"), IBCA Limited ("IBCA") and Thomson BankWatch ("Thomson"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF DUFF'S LONG-TERM RATINGS

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ High credit quality. Protection factors are strong.

AA- Risk is modest but may vary slightly from time to time because of economic conditions.

A+  Protection factors are average but adequate. However,

A-  Risk factors are more variable and greater in periods of economic stress.

BBB+ Below average protection factors but still considered
BBB- sufficient for prudent investment. Considerable variability in risk during economic cycles.

DESCRIPTION OF FITCH IBCA LONG-TERM RATINGS

INVESTMENT GRADE

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, never-theless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
            This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met;
            however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A
            "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.
            While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

            Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.
            Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated
            "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

DESCRIPTION OF THOMSON'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.

AA Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, Duff and Phelps, Fitch, IBCA and Thomson BankWatch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

DESCRIPTION OF DUFF'S SHORT-TERM RATINGS

Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors.
                 Risk factors are very small.

    GOOD GRADE

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DESCRIPTION OF FITCH IBCA SHORT-TERM RATINGS

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added
                 "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D                Default. Denotes actual or imminent payment default.

DESCRIPTION OF THOMSON'S SHORT-TERM RATINGS

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                               THE ADMINISTRATOR

    The Trust and SEI Investments Fund Management ("SEI Management" or the "Administrator") have entered into a Management Agreement (the "Management Agreement"). The Management Agreement provides that the Administrator shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Management Agreement with respect to the Fund must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable, without penalty, at any time as to the Fund by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by the Administrator on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI

Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Armada Advantage Fund, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Fund, The Nevis Funds, Inc., Oak Associates Funds, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. II and UAM Funds, Inc.

    The Administrator is obligated under the Management Agreement to pay the excess of a Fund's operating expenses as disclosed in the applicable Prospectuses. If operating expenses of the Fund exceed limitations established by certain states, the Administrator will pay such excess. The Administrator will not be required to bear expenses of the Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses. In addition, certain voluntary and contractual fee waivers and reimbursement arrangements by the Administrator were in effect during the fiscal year ended January 31, 1999. The Administrator has contractually agreed to waive up to all of its fee and, if necessary, pay other operating expenses in order to limit the total operating expenses to not more than 0.63% of the average daily net assets of the Prime Obligation Fund's ConsolidatedCash Shares. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

    For the fiscal years ended January 31, 1998, 1999 and 2000 the Funds paid fees to the Administrator as follows:

                                                     FEES PAID (000)                 FEE WAIVERS (000)
                                              ------------------------------   ------------------------------
                                                1998       1999       2000       1998       1999       2000
                                              --------   --------   --------   --------   --------   --------
Prime Obligation Fund.......................   $4,887     $6,270                $1,357     $1,364

                                  THE ADVISER

    The Trust and Wellington Management Company, LLP (the "Adviser" or "Wellington Management") have entered into four advisory agreements (the "Advisory Agreements," and each an "Advisory Agreement") dated September 30, 1983, December 15, 1986, August 4, 1993 and June 30, 1994, respectively. The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from the reckless disregard of its obligations or duties thereunder.

    Wellington Management serves as the investment adviser for the Fund. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. Under the advisory agreement, the Adviser invests the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Adviser is independent of the Administrator and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.

    The Adviser and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 2000, the Adviser had discretionary management authority with respect to approximately $-- billion of assets, including the assets of the Trust and SEI Liquid Asset Trust, each an open-end management investment company administered by the Administrator. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

    The continuance of an Advisory Agreement with respect to the Fund after the first two (2) years of such Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. An Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    The Adviser is entitled to a fee for its investment advisory services, which is accrued daily and paid monthly at the following annual rates: .075% of the combined daily net assets of the Prime Obligation Fund up to $500 million and
 .02% of such net assets in excess of $500 million. Wellington Management may voluntarily waive portions of its fees, although such waiver is not expected to affect the Fund's total operating expenses, due to the nature of the Administrator's fee waivers. Wellington Management may terminate its waiver at any time.

    For the fiscal years ended January 31, 1998, 1999 and 2000 the Fund paid advisory fees as follows:

                                                              FEES PAID (000)                 FEE WAIVERS (000)
                                                       ------------------------------   ------------------------------
                                                         1998       1999       2000       1998       1999       2000
                                                       --------   --------   --------   --------   --------   --------
Prime Obligation Fund................................    $233       $293                  $557       $641

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    The Fund has adopted a Shareholder Servicing Plan (the "Service Plan"), and an Administrative Services Plan its ConsolidatedCash Shares. Under these Service and Administrative Services Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service and Administrative Services Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Armada Advantage Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Fund, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and, distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market St., Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1976, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor, Director and Secretary of SEI Investments and Secretary of SIMC, the Administrator and the Distributor. Trustee of The Advisors' Inner Circle Fund. The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12//03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995, Trustee of The Advisor's Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, and SEI Tax Exempt Trust.

    ROSEMARIE B. GRECO (DOB 3/31/46)--Trustee--Principal, Grecoventures (consulting firm) since August 1997; President, Corestates Financial Corp., from 1991-1997; Chief Executive Officer and President, Corestates Bank, N.A., from 1991-1997; Director, Sonoco, Inc.; Director, PECO Energy; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust; Director, Cardone Industries, Inc.; Director, Genuardi Markets, Inc.; Director, PRWT Compserve, Inc.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and Administrator since 1994. Senior Vice President, SEI Investments, 1986-1991; Vice President, SEI Investments, 1981-1986.

    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President, Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1995. General Counsel of SEI Investments, SIMC, the Administrator and the Distributor since 2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments since 1998. Vice President of the Administrator and Distributor since May 1999. Vice President of the Adviser Corporation since December 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company since 1995; Vice President of SEI Investments Company since 1991; Director of Taxes of SEI Investments Company 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.

    CHRISTINE M. MCCULLOUGH (DOB 12/05/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and Distributor since December 1999. Associate at White and Williams, LLP, 1991-1999. Associate at Montgomery, Walker and Rhoads, 1990-1991.

    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, SIMC, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, September 1990-September 1992.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1989, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial
Officer--President and Senior Vice President of Fund Accounting and Administration of the Administrator since 1998. Vice President of Fund Accounting and Administration of the Administator, 1996-1998. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

    The Trustees and officers of the Trust own, as a group, less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

                               COMPENSATION TABLE

                                                   PENSION OR
                                AGGREGATE      RETIREMENT BENEFITS                         TOTAL COMPENSATION FROM
                              COMPENSATION         ACCRUED AS        ESTIMATED ANNUAL        REGISTRANT AND FUND
NAME OF                      FROM REGISTRANT         PART OF          BENEFITS UPON     COMPLEX PAID TO DIRECTORS FOR
PERSON AND POSITION          FOR FYE 1/31/00      FUND EXPENSES         RETIREMENT               FYE 1/31/00
-------------------          ---------------   -------------------   ----------------   -----------------------------
Robert A. Nesher,
  Trustee*.................      $     0               $0                   $0          $0 for services on 8 boards
William M. Doran,
  Trustee*.................      $     0               $0                   $0          $0 for services on 8 boards
F. Wendell Gooch,
  Trustee**................      $                     $0                   $0          $     for services on
                                                                                          8 boards
James M. Storey,
  Trustee**................      $                     $0                   $0          $     for services on 8
                                                                                          boards
George J. Sullivan,
  Trustee**................      $                     $0                   $0          $     for services on 8
                                                                                          boards
Rosemarie B. Greco***......

------------------------

  * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940.

 ** Messrs. Gooch, Storey, and Sullivan serve as members of the Audit Committee of the Trust.

*** Ms. Greco was approved as a Trustee at the March 20, 2000 Board of Trustees meeting.

    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, the Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of the Fund is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    The Fund computes its effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = {(Base Period Return + 1)TO THE POWER OF 365/7} - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instrument in which the Fund invests, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

    Yields are one basis upon which investors may compare the Fund with other mutual funds; however, yields of other mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

    For the seven-day period ended January 31, 2000, the end of the Trust's most recent fiscal year, the current and effective yields for the Fund was as follows:

                                                                  SEVEN-DAY YIELD
                                                              -----------------------
FUND                                                           CURRENT     EFFECTIVE
----                                                          ----------   ----------
CONSOLIDATEDCASH
  Prime Obligation Fund.....................................      *            *

------------------------

*   Not in operation during period.

    The total return of a Fund refers to the average compounded rate of return for a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the foregoing, the average annual total returns for the Funds from inception through January 31, 2000 and for the one, five and ten year periods ended January 31, 2000 were as follows:

                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                             --------------------------------------------------
                                                                            FIVE                       SINCE
FUND                            CLASS                        ONE YEAR       YEAR         TEN YEAR      INCEPTION
------------------------------  ---------------------------   -----         -----         -----         -----

Prime Obligation Fund
                                ConsolidatedCash(1)........    *             *             *             *

------------------------

(1) Prime Obligation ConsolidatedCash Shares were offered beginning
                .

    The Fund may, from time to time, compare their performance to the performance of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                        DETERMINATION OF NET ASSET VALUE

    Securities of the Fund will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

    The Fund's use of amortized cost valuation and the maintenance of the Fund's net asset value at $1.00 are permitted, provided certain conditions are met, by Rule 2a-7, promulgated by the SEC under the 1940 Act. Under Rule 2a-7, as amended, a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities." An "eligible security" is one that is (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a money market portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Fund. However, there is no assurance that the Trust will be able to meet this objective for any Fund. The Trust's procedures include the determination of the extent of deviation, if any, of the Fund's current net asset value per share calculated using available market quotations from the Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if the Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Fund in each shareholder's account and to offset each shareholder's PRO RATA portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

                       PURCHASE AND REDEMPTION OF SHARES

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Manager, the Adviser(s), the Distributor and/or the Custodian(s) are not open for business.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A RIC

    In order to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following
(i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities;
(ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders who have held shares for more than 45 days during the 90-day period beginning on the date which is 45 days before the date on which such shares become exdividend with respect to such dividend.

    Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting an investment in the Trust.

STATE TAXES

    The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing orders to execute fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

    It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. For the fiscal years ended January 31, 1996, 1997 and 1998, the Fund paid any brokerage commissions.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers-dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 2000 the Prime Obligation Fund held a repurchase agreement issued by Lehman Brothers in the amount of
$   million.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in that Fund. Each share of the Fund upon liquidation of the Fund entitles a shareholder to a PRO RATA share in the net assets of that Fund after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Any consideration received by the Trust for shares of any additional portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS

    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Investment Adviser, Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

                                     VOTING

    Where the prospectus for the Fund or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of
(i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of May   , 2000, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Fund. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency, or custodial customers.

                            CUSTODIAN AND WIRE AGENT

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian,"), serves as custodian and wire agent. The Custodians hold cash, securities and other assets of the Trust as required by the 1940 Act.

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights included in the prospectuses
have been audited by             , independent public accountants, as indicated
in their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

                              FINANCIAL STATEMENTS

    The Trust's financial statements for the fiscal year ended January 31, 2000,
including notes thereto and the report of             thereon, are herein
incorporated by reference. A copy of the 2000 Annual Report must accompany the delivery of this Statement of Additional Information.

                           PART C: OTHER INFORMATION

Item 23.  EXHIBITS:

         (a)         Declaration of Trust originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (1) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (b)         By-Laws originally filed on March 15, 1982, in the
                       Post-Effective Amendment to Form N-1A, are incorporated by reference to Exhibit (2) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (b)(1)      Amended By-Laws are incorporated by reference to Exhibit
                       (2)(a) of Post-Effective Amendment No. 37 to Form N-1A, filed May 30, 1997.
         (d)(1)      Management Agreement dated May 23, 1986, as amended,
                       originally filed in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
         (d)(2)      Investment Advisory Agreement with Wellington Management
                       Company, originally filed on December 15, 1986, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (d)(3)      Investment Advisory Agreement with Bear Stearns Asset
                       Management, originally filed May 18, 1993, in
                       Post-Effective Amendment No. 28 to Form N-1A, is incor-porated by reference to Exhibit (5)(e) of Post-Effective
                       Amendment No. 33 to Form N-1A, filed March 31, 1995.
         (d)(4)      Investment Advisory Agreement with Wellington Management
                       Company relating to the Registrant's Corporate Daily
                       Income Portfolio and Treasury Securities Daily Income
                       Portfolio (formerly, Government Securities Daily Income
                       Portfolio) originally filed on May 18, 1993, in Post-Effective Amendment No. 28 to Form N-1A, is incorporated by reference to Exhibit (5)(f) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
         (d)(5)      Investment Advisory Agreement with Wellington Management
                       Company relating to the Registrant's Short-Term Mortgage
                       Portfolio and Short Duration Mortgage Portfolio is incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
         (e)(1)      Distribution Agreement originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (e)(2)      Supplement to Distribution Agreement originally filed on
                       May 29, 1990, in Post-Effective Amendment No. 22 to
                       Form N-1A, is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
         (e)(3)      Supplement to Distribution Agreement originally filed on
                       August 29, 1991, in Post-Effective Amendment No. 24 to
                       Form N-1A, is incorporated by reference to Exhibit (6)(c) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
         (f)         Not Applicable.
         (g)(1)      Custodian Agreement with United States National Bank of
                       Oregon originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (g)(2)      Custodian Agreement with First Interstate Bank of Oregon,
                       N.A. originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.

         (g)(3)      Custodian Agreement with Manufacturers National Bank of
                       Detroit originally filed on September 22, 1983, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (8)(c) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (g)(4)      Custodian Agreement with Philadelphia National Bank
                       originally filed on August 30, 1985, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (8)(d) of Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (h)(1)      Form of Class A Shareholder Service Plan and Agreement, is
                       incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
         (h)(2)      Form of Class B Shareholder Service Plan and Agreement, is
                       incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
         (h)(3)      Form of Class B Administrative Services Plan and Agreement,
                       is incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
         (h)(4)      Form of Class C Shareholder Service Plan and Agreement, is
                       incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
         (h)(5)      Form of Class C Administrative Services Plan and Agreement,
                       is incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
         (h)(6)      Form of Class G Shareholder Service Plan and Agreement, is
                       incorporated by reference to Exhibit (9)(f) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.
         (h)(7)      Form of Sweep Class Shareholder Service Plan and Agreement
                       is incorporated by reference to Exhibit (9)(g) of Post-Effective Amendment No. 37 to Form N-1A, filed May
                       30, 1997.
         (h)(8)      Consent to Assignment and Assumption of the Administration
                       Agreement between the Trust and SEI Financial Management
                       Corporation to SEI Fund Resources, is incorporated by reference to Exhibit (9)(h) of Post-Effective Amendment
                       No. 37 to Form N-1A, filed May 30, 1997.
         (i)         Opinion and Consent of Counsel to be filed by later
                       amendment.
         (j)         Consent of Independent Public Accountants to be filed by
                       later amendment.
         (k)         Not Applicable.
         (l)         Not Applicable.
         (m)(1)      Class D Distribution Plan originally filed on April 1, 1993, in Post-Effective Amendment No. 27 to Form N-1A, is incorporated by reference to Exhibit (6)(d) of Post-
                       Effective Amendment No. 33 to Form N-1A, filed March 31,
                       1995.
         (m)(2)      Class A Distribution Plan is incorporated by reference to
                       Exhibit (15)(b) of Post-Effective Amendment No. 34 to
                       Form N-1A, filed December 28, 1995.
         (m)(3)      Class B Distribution Plan is incorporated by reference to
                       Exhibit (15)(c) of Post-Effective Amendment No. 34 to
                       Form N-1A, filed December 28, 1995.
         (m)(4)      Class C Distribution Plan is incorporated by reference to
                       Exhibit (15)(d) of Post-Effective Amendment No. 34 to
                       Form N-1A, filed December 28, 1995.
         (m)(5)      Class G Distribution Plan is incorporated by reference to
                       Exhibit (15)(e) of Post-Effective Amendment No. 35 to
                       Form N-1A, filed March 21, 1996.
         (m)(6)      Class D Amended and Restated Distribution Plan is
                       incorporated by reference to Exhibit (15)(f) of Post-Effective Amendment No. 36 to Form N-1A, filed
                       April 1, 1996.

         (m)(7)      Sweep Class Distribution Plan is incorporated by reference to Exhibit (15)(g) of Post-Effective Amendment No. 37 to
                       Form N-1A, filed May 30, 1997.
         (n)         Not Applicable.
         (o)(1)      Rule 18f-3 Multiple Class Plan is incorporated by reference to Exhibit (18)(a) of Post-Effective Amendment No. 34 to
                       Form N-1A, filed December 28, 1995.
         (o)(2)      Amendment No. 1 to Rule 18f-3 Multiple Class Plan relating to Class A, B, C, D and G shares, is incorporated by reference to Exhibit (18)(b) of Post-Effective Amendment
                       No. 36 to Form N-1A, filed April 1, 1996.
         (o)(3)      Amendment No. 2 to Rule 18f-3 Multiple Class Plan relating to Sweep Class is incorporated by reference to Exhibit
                       (18)(c) of Post-Effective Amendment No. 37 to Form N-1A, filed May 30, 1997.
         (p)(1)      The Code of Ethics for SEI Investments Company is filed
                       herewith.
         (p)(2)      The Code of Ethics for SEI Daily Income Trust is filed
                       herewith.
         (p)(3)      The Code of Ethics for Wellington Management Company, LLP is
                       incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 26 to Arbor Fund's
                       Registration Statement on Form N-1A (File No. 33-50718) filed with the SEC March 16, 2000.
         (q)         Powers of Attorney for Robert A. Nesher, William M. Doran,
                       Mark E. Nagle, F. Wendell Gooch, George J. Sullivan, Jr.,
                       James M. Storey and Edward D. Loughlin are incorporated by reference to Exhibit (p) Post-Effective Amendment No. 39 to Form N-1A filed on April 1, 1999.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    See the Prospectuses and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Manager is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 maybe permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

    Wellington Management Company, LLP ("WMC") serves as an investment adviser for each of the Funds. The principal address of WMC is 75 State Street, Boston, Massachusetts 02109. WMC is an investment adviser registered under the Advisers Act.

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Kenneth Lee Abrams                            --                             --
  General Partner

Nicholas Charles Adams                        --                             --
  General Partner

Rand Charles Alexander                        --                             --
  General Partner

Deborah Louise Allison                        --                             --
  General Partner

James Halsey Averill                          --                             --
  General Partner

Karl E. Bandtel                               --                             --
  General Partner

Mark James Beckwith                           --                             --
  General Partner

Marie-Claude Petit Bernal                     --                             --
  General Partner

William Nicholas Booth                        --                             --
  General Partner

Paul Braverman                                --                             --
  General Partner

Robert A. Bruno                               --                             --
  General Partner

Pamela Dippel                                 --                             --
  General Partner

Robert Lloyd Evans                            --                             --
  General Partner

Charles Townsend Freeman                      --                             --
  General Partner

Laurie Allen Gabriel                          --                             --
  General Partner

Lisa de la Fuente Finkel                      --                             --
  General Partner

John Herrick Gooch                 Wellington Management      Partner
  General Partner                    International
                                   Wellington Trust Company,  Director & Vice President
                                     NA

Nicholas Peter Greville            Wellington Management      Partner
  General Partner                    International

Paul J. Hammel                                --                             --
  General Partner

Lucus Tuttle Hill, III                        --                             --
  General Partner

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Paul David Kaplan                             --                             --
  General Partner

John Charles Keogh                            --                             --
  General Partner

George Cabot Lodge, Jr.                       --                             --
  General Partner

Nancy T. Lukitsh                   Wellington Trust Company,  Director & Vice President
  General Partner                    NA

Mark T. Lynch                                 --                             --
  General Partner

Christine Smith Manfredi                      --                             --
  General Partner

Patrick John McCloskey                        --                             --
  General Partner

Earl Edward McEvoy                            --                             --
  General Partner

Duncan Mathieu McFarland           Wellington Management      Partner
  General Partner                    International
                                   Wellington Trust Company,  Director & Vice Chairman
                                     NA

Paul Mulford Mecray, III                      --                             --
  General Partner

Matthew Edward Megargel                       --                             --
  General Partner

James Nelson Mordy                            --                             --
  General Partner

Diane Carol Nordin                            --                             --
  General Partner

Stephen T. O'Brien                            --                             --
  General Partner

Edward Paul Owens                             --                             --
  General Partner

Saul Joseph Pannell                           --                             --
  General Partner

Thomas Louis Pappas                           --                             --
  General Partner

Jonathan Martin Payson             Wellington Trust Company,  Director & President
  General Partner                    NA

Stephen Michael Pazuk              Wellington Management      Partner
  General Partner                    International

Philip H. Perelmuter                          --                             --
  General Partner

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Robert Douglas Rands                          --                             --
  General Partner

Eugene Edward Record, Jr.                     --                             --
  General Partner

James Albert Rullo                            --                             --
  General Partner

John Robert Ryan                              --                             --
  General Partner

Joseph Harold Schwartz                        --                             --
  General Partner

Theodore E. Shasta                            --                             --
  General Partner

Binkley Calhoun Shorts                        --                             --
  General Partner

Trond Skramstad                               --                             --
  General Partner

Catherine Anne Smith                          --                             --
  General Partner

Stephen Albert Soderberg                      --                             --
  General Partner

Eric Stromquist                               --                             --
  General Partner

Brendan James Swords                          --                             --
  General Partner

Harriett Tee Taggart                          --                             --
  General Partner

Perry Marques Traquina                        --                             --
  General Partner

Gene Roger Tremblay                           --                             --
  General Partner

Michael Aaron Tyler                           --                             --
  General Partner

Mary Ann Tynan                                --                             --
  General Partner

Clare Villari                                 --                             --
  General Partner

Ernst Hans von Metzsch                        --                             --
  General Partner

James Leland Walters               Wellington Trust Company,  Director, Senior Trust Officer &
  General Partner                    NA                         Trust Counsel

Kim Williams                                  --                             --
  General Partner

     NAME AND POSITION WITH                                        CONNECTION WITH OTHER
       INVESTMENT ADVISER            NAME OF OTHER COMPANY                COMPANY
---------------------------------  -------------------------  --------------------------------
Francis Vincent Wisneski, Jr.                 --                             --
  General Partner


Item 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser:

    Registrant's distributor, SEI Investments Distributions Co., acts as distributor for:


SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI Institutional International Trust                     August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
Boston 1784 Funds-Registered Trademark-                   June 1, 1993
The PBHG Funds, Inc.                                      July 16, 1993
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Huntington Funds                                          January 11, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997
Alpha Select Funds                                        January 1, 1998
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
The Parkstone Group of Funds                              September 14, 1998
CNI Charter Funds                                         April 1, 1999
The Parkstone Advantage Fund                              May 1, 1999
Armada Advantage Fund                                     May 1, 1999
Amerindo Funds, Inc.                                      July 13, 1999
Huntington VA Fund                                        October 15, 1999
Friends Ivory Funds                                       December 16, 1999


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  ------------------------------------------  -----------------------
Alfred P. West, Jr.        Director, Chairman of the Board of                    --
                             Directors

Richard B. Lieb            Director, Executive Vice President                    --

Carmen V. Romeo            Director                                              --

Mark J. Held               President & Chief Operating Officer                   --

Gilbert L. Beebower        Executive Vice President                              --

Richard B. Lieb            Executive Vice President                              --

Dennis J. McGonigle        Executive Vice President                              --

Robert M. Silvestri        Chief Financial Officer & Treasurer                   --

Leo J. Dolan, Jr.          Senior Vice President                                 --

Carl A. Guarino            Senior Vice President                                 --

Larry Hutchison            Senior Vice President                                 --

Jack May                   Senior Vice President                                 --

Hartland J. McKeown        Senior Vice President                                 --

Kevin P. Robins            Senior Vice President & General Counsel     Vice President and
                                                                         Assistant Secretary

Patrick K. Walsh           Senior Vice President                                 --

Timothy D. Barto           Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary

Robert Aller               Vice President                                        --

Gordon W. Carpenter        Vice President                                        --

Todd Cipperman             Vice President & Assistant Secretary        Vice President and
                                                                         Assistant Secretary

S. Courtney E. Collier     Vice President & Assistant Secretary                  --

Robert Crudup              Vice President & Managing Director                    --

Barbara Doyne              Vice President                                        --

Jeff Drennen               Vice President                                        --

James R. Foggo             Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary

Vic Galef                  Vice President & Managing Director                    --

Lydia A. Gavalis           Vice President & Assistant Secretary        Vice President and
                                                                         Assistant Secretary

Greg Gettinger             Vice President & Assistant Secretary                  --

Kathy Hellig               Vice President                                        --

Jeff Jacobs                Vice President                                        --

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  ------------------------------------------  -----------------------
Samuel King                Vice President                                        --

Kim Kirk                   Vice President & Managing Director                    --

John Krzeminski            Vice President & Managing Director                    --

Christine M. McCullough    Vice President & Assistant Secretary        Vice President &
                                                                         Assistant Secretary

Carolyn McLaurin           Vice President & Managing Director                    --

Mark Nagle                 Vice President                              Controller & Chief
                                                                         Financial Officer

Joanne Nelson              Vice President                                        --

Cynthia M. Parrish         Vice President & Assistant Secretary        Vice President and
                                                                         Assistant Secretary

Rob Redican                Vice President                                        --

Maria Rinehart             Vice President                                        --

Steve Smith                Vice President                                        --

Daniel Spaventa            Vice President                                        --

Kathryn L. Stanton         Vice President & Assistant Secretary                  --

Lynda J. Striegel          Vice President & Assistant Secretary        Vice President and
                                                                         Assistant Secretary

Lori L. White              Vice President & Assistant Secretary                  --

Wayne M. Withrow           Vice President & Managing Director                    --


Item 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

             First Union National Bank
             Broad and Chestnut Streets
             P.O. Box 7618
             Philadelphia, PA19101

        (b) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(c), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Investments Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Adviser:

           Wellington Management Company, LLP
           75 State Street
           Boston, Massachusetts 02109

Item 29.  MANAGEMENT SERVICES:

    None

Item 30.  UNDERTAKINGS:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

    Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 Act relating to shareholder communications.

    Registrant undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Daily Income Trust (formerly now known as SEI Cash + Plus Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 41 to Registration Statement No. 2-77048 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 31st day of March, 2000.



                                SEI DAILY INCOME TRUST

                                By:            /s/ EDWARD D. LOUGHLIN
                                     -----------------------------------------
                                                 EDWARD D. LOUGHLIN
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER




    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.



                 *
------------------------------------  Trustee                       March 31, 2000
          William M. Doran

                 *
------------------------------------  Trustee                       March 31, 2000
          F. Wendell Gooch

                 *
------------------------------------  Trustee                       March 31, 2000
      George J. Sullivan, Jr.

                 *
------------------------------------  Trustee                       March 31, 2000
          James M. Storey

                 *
------------------------------------  Trustee                       March 31, 2000
          Robert A. Nesher

       /s/ EDWARD D. LOUGHLIN         President & Chief
------------------------------------    Executive Officer           March 31, 2000
         Edward D. Loughlin

         /s/ MARK E. NAGLE            Controller & Chief
------------------------------------    Financial Officer           March 31, 2000
           Mark E. Nagle

*By:      /s/ EDWARD D. LOUGHLIN
      ------------------------------
            Edward D. Loughlin
             ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

               EXHIBIT
           ---------------
           EX.99.B(a)        Declaration of Trust originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (1) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(b)        By-Laws originally filed on March 15, 1982, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (2) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(b)(1)     Amended By-Laws are incorporated by reference to
                               Exhibit (2)(a) of Post-Effective Amendment No. 37 to
                               Form N-1A, filed May 30, 1997.

           EX.99.B(d)(1)     Management Agreement dated May 23, 1986, as amended,
                               originally filed in the Post-Effective Amendment to
                               Form N-1A, is incorporated by reference to Exhibit (5)(a)
                               of Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(d)(2)     Investment Advisory Agreement with Wellington Management
                               Company, originally filed on December 15, 1986, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (5)(b) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(d)(3)     Investment Advisory Agreement with Bear Stearns Asset
                               Management, originally filed May 18, 1993, in
                               Post-Effective Amendment No. 28 to Form N-1A, is
                               incorporated by reference to Exhibit (5)(e) of
                               Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(d)(4)     Investment Advisory Agreement with Wellington Management
                               Company relating to the Registrant's Corporate Daily
                               Income Portfolio and Government Securities Daily Income
                               Portfolio originally filed on May 18, 1993, in
                               Post-Effective Amendment No. 28 to Form N-1A, is
                               incorporated by reference to Exhibit (5)(f) of
                               Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(d)(5)     Investment Advisory Agreement with Wellington Management
                               Company relating to the Registrant's Short-Term Mortgage
                               Portfolio and Short Duration Mortgage Portfolio is
                               incorporated by reference to Exhibit (5)(g) of
                               Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(e)(1)     Distribution Agreement originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(e)(2)     Supplement to Distribution Agreement originally filed on
                               May 29, 1990, in Post-Effective Amendment No. 22 to
                               Form N-1A, is incorporated by reference to Exhibit (6)(b)
                               of Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

               EXHIBIT
           ---------------
           EX.99.B(e)(3)     Supplement to Distribution Agreement originally filed on
                               August 29, 1991, in Post-Effective Amendment No. 24 to
                               Form N-1A, is incorporated by reference to Exhibit (6)(c)
                               of Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(f)        Not Applicable.

           EX.99.B(g)(1)     Custodian Agreement with United States National Bank of
                               Oregon originally filed on July 15, 1982, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (8)(a) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(g)(2)     Custodian Agreement with First Interstate Bank of Oregon,
                               N.A. originally filed on July 15, 1982, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (8)(b) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(g)(3)     Custodian Agreement with Manufacturers National Bank of
                               Detroit originally filed on September 22, 1983, in the
                               Post-Effective Amendment to Form N-1A, is incorporated by
                               reference to Exhibit (8)(c) of Post-Effective Amendment
                               No. 33 to Form N-1A, filed March 31, 1995.

           EX.99.B(g)(4)     Custodian Agreement with Philadelphia National Bank
                               originally filed on August 30, 1985, in the Post-Effective
                               Amendment to Form N-1A, is incorporated by reference to
                               Exhibit (8)(d) of Post-Effective Amendment No. 33 to
                               Form N-1A, filed March 31, 1995.

           EX.99.B(h)(1)     Form of Class A Shareholder Service Plan and Agreement is
                               incorporated by reference to Exhibit (9)(a) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(2)     Form of Class B Shareholder Service Plan and Agreement is
                               incorporated by reference to Exhibit (9)(b) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(3)     Form of Class B Administrative Services Plan and Agreement
                               is incorporated by reference to Exhibit (9)(c) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(4)     Form of Class C Shareholder Service Plan and Agreement is
                               incorporated by reference to Exhibit (9)(d) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(5)     Form of Class C Administrative Services Plan and Agreement
                               is incorporated by reference to Exhibit (9)(e) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(6)     Form of Class G Shareholder Service Plan and Agreement is
                               incorporated by reference to Exhibit (9)(f) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(h)(7)     Form of Sweep Class Shareholder Service Plan and Agreement
                               is incorporated by reference to Exhibit (9)(g) of
                               Post-Effective Amendment No. 37 to Form N-1A, filed
                               May 30, 1997.

               EXHIBIT
           ---------------
           EX.99.B(h)(8)     Consent to Assignment and Assumption of the Administration
                               Agreement between the Trust and SEI Financial Management
                               Corporation to SEI Fund Resources, is incorporated by
                               reference to Exhibit (9)(h) of Post-Effective Amendment
                               No. 37 to Form N-1A, filed May 30, 1997.

           EX.99.B(i)        Opinion and Consent of Counsel to be filed by later
                               amendment.

           EX.99.B(j)        Consent of Independent Public Accountants to be filed by
                               later amendment.

           EX.99.B(k)        Not Applicable.

           EX.99.B(l)        Not Applicable.

           EX.99.B(m)(1)     Class D Distribution Plan originally filed on April 1, 1993, in Post-Effective Amendment No. 27 to Form N-1A, is
                               incorporated by reference to Exhibit (6)(d) of
                               Post-Effective Amendment No. 33 to Form N-1A, filed
                               March 31, 1995.

           EX.99.B(m)(2)     Class A Distribution Plan is incorporated by reference to
                               Exhibit (15)(b) of Post-Effective Amendment No. 34 to
                               Form N-1A, filed December 28, 1995.

           EX.99.B(m)(3)     Class B Distribution Plan is incorporated by reference to
                               Exhibit (15)(c) of Post-Effective Amendment No. 34 to
                               Form N-1A, filed December 28, 1995.

           EX.99.B(m)(4)     Class C Distribution Plan is incorporated by reference to
                               Exhibit (15)(d) of Post-Effective Amendment No. 34 to
                               Form N-1A, filed December 28, 1995.

           EX.99.B(m)(5)     Class G Distribution Plan is incorporated by reference to
                               Exhibit (15)(e) of Post-Effective Amendment No. 35 to
                               Form N-1A, filed March 21, 1996.

           EX.99.B(m)(6)     Class D Amended and Restated Distribution Plan is
                               incorporated by reference to Exhibit (15)(f) of
                               Post-Effective Amendment No. 36 to Form N-1A, filed
                               April 1, 1996.

           EX.99.B(m)(7)     Sweep Class Distribution Plan is incorporated by reference to Exhibit (15)(g) of Post-Effective Amendment No. 37 to
                               Form N-1A, filed May 30, 1997.

           EX.99.B(o)(1)     Rule 18f-3 Multiple Class Plan is incorporated by reference to Exhibit (18)(a) of Post-Effective Amendment No. 34 to
                               Form N-1A, filed December 28, 1995.

           EX.99.B(o)(2)     Amendment No. 1 to Rule 18f-3 Multiple Class Plan relating to Class A, B, C, D and G shares, is incorporated by
                               reference to Exhibit (18)(b) of Post-Effective Amendment
                               No. 36 to Form N-1A, filed April 1, 1996.

           EX.99.B(o)(3)     Amendment No. 2 to Rule 18f-3 Multiple Class Plan relating to Sweep Class is incorporated by reference to
                               Exhibit (18)(c) of Post-Effective Amendment No. 37 to Form
                               N-1A, filed May 30, 1997.

                  (p)(1)     The Code of Ethics for SEI Investments Company is filed
                               herewith.

                  (p)(2)     The Code of Ethics for SEI Daily Income Trust is filed
                               herewith.

               EXHIBIT
           ---------------
                  (p)(3)     The Code of Ethics for Wellington Management Company, LLP is
                               incorporated by reference to Exhibit (p)(4) of
                               Post-Effective Amendment No. 26 to Arbor Fund's
                               Registration Statement on Form N-1A (File No. 33-50718)
                               filed with the SEC March 16, 2000.

           EX.99.B(q)        Powers of Attorney for Robert A. Nesher, William M. Doran,
                               Mark E. Nagle, F. Wendell Gooch, George J. Sullivan, Jr.,
                               James M. Storey and Edward D. Loughlin are incorporated by reference to Exhibit (p) of Post-Effective Amendment
                               No. 39 to Form N-1A filed on April 1, 1999.